Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
Fox Complex
Total	$ 190,000	$ 170,000	$ 360,000
Gold Bar 306
Total	1,030,000	190,000	1,220,000
Gold Bar 307
Total		530,000	530,000
Gold Bar South 317
Total		40,000	40,000
Tonkin 101
Total		320,000	320,000
Cornerstone 207
Total		10,000	10,000
Slaven Canyon 313
Total		10,000	10,000
South Midas 315
Total		30,000	30,000
New Pass 310
Total		20,000	20,000
Lookout Mountain Project
Total		100,000	100,000
Oswego Project
Total		50,000	50,000
Windfall Project
Total		60,000	60,000
Fenix
Total		$ 1,400,000	1,400,000
Los Azules
Total	$ 530,000		$ 530,000